Discontinued Products (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Products [Abstract]
Activity in the Reserve for Anticipated Future Losses
The activity in the reserve for anticipated future losses on discontinued products in 2013, 2012 and 2011 was as follows (pretax):

(Millions)	2013	2012	2011
Reserve, beginning of period	$978.5	$896.3	$884.8
Operating income (loss)	1.0	(2.0)	(16.9)
Net realized capital gains	86.0	84.2	28.4
Reserve reduction	(86.0)	—	—
Reserve, end of period	$979.5	$978.5	$896.3

Anticipated Runoff Of Discontinued Products Reserve Balance
The anticipated run-off of the discontinued products reserve balance at December 31, 2013 (assuming that assets are held until maturity and that the reserve run-off is proportional to the liability run-off) is as follows:

(Millions)
2014	$54.2
2015	52.9
2016	51.3
2017	49.7
2018	48.0
Thereafter	723.4

Assets and Liabilities Supporting Discontinued Products
Assets and liabilities supporting discontinued products at 2013 and 2012 were as follows: (1)

(Millions)	2013	2012
Assets:
Debt and equity securities available for sale	$2,372.6	$2,515.3
Mortgage loans	407.0	448.6
Other investments	663.9	711.6
Total investments	3,443.5	3,675.5
Other assets	85.2	79.2
Collateral received under securities loan agreements	204.4	3.8
Current and deferred income taxes	14.4	19.3
Receivable from continuing products (2)	533.1	556.0
Total assets	$4,280.6	$4,333.8
Liabilities:
Future policy benefits	$2,804.8	$2,857.6
Policyholders' funds	—	6.6
Reserve for anticipated future losses on discontinued products	979.5	978.5
Collateral payable under securities loan agreements	204.4	3.8
Other liabilities (3)	291.9	487.3
Total liabilities	$4,280.6	$4,333.8

(1)	Assets supporting the discontinued products are distinguished from assets supporting continuing products.

(2)
At the time of discontinuance, a receivable from Large Case Pensions' continuing products was established on the discontinued products balance sheet. This receivable represented the net present value of anticipated cash shortfalls in the discontinued products, which will be funded from continuing products. Interest on the receivable is accrued at the discount rate that was used to calculate the reserve. The offsetting payable, on which interest is similarly accrued, is reflected in continuing products. Interest on the payable generally offsets investment income on the assets available to fund the shortfall. These amounts are eliminated in consolidation.

(3)	Net unrealized capital gains on the available-for-sale debt securities are included in other liabilities and are not reflected in consolidated shareholders’ equity.

Expected Runoff Of Single Premium Annuities And Guaranteed Investment Contracts Liabilities
At December 31, 2013, the expected run-off of the SPA and GIC liabilities, including future interest, was as follows: (1)

(Millions)
2014	$400.4
2015	382.8
2016	364.9
2017	347.3
2018	329.8
Thereafter	4,191.1

(1)	As of December 31, 2013, our remaining GIC liability was not material.

Comparison Of Expected And Actual Runoff Of Single Premium Annuities And Guaranteed Investment Contracts Liabilities
The liability expected at December 31, 1993 and actual liability balances at December 31, 2013, 2012 and 2011 for the GIC and SPA liabilities were as follows:

	Expected		Actual
(Millions)	GIC	SPA	GIC	SPA
2011	$17.0	$2,780.5	$8.2	$3,005.8
2012	16.1	2,615.4	6.6	2,857.6
2013	15.7	2,448.9	—	2,804.8